ALBRIGHT & BLUM, P. C.
                                ATTORNEYS AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 o Fax (818) 235-0134
                              www.albrightblum.com

                                 October 9, 2007


VIA EDGAR & FEDERAL EXPRESS

John Stickel, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
450 Fifth Street N.W.
Washington, D.C.  20549

Re:      Progressive Training, Inc. (the "Registrant")
         First Amendment to Form 10-SB ("First Amendment")
         Original Filing Date:  June 13, 2007

Dear Commission:

         The Commission's July 9, 2007 comment letter to Buddy Young, Chief Executive Officer of Registrant, has been delivered to me for response. Please consider this to be the Registrant's formal response to the Commission's comment letter.

         As previously requested, in conjunction with our EDGAR filing, we are enclosing three (3) clean hard copies of the First Amendment, with an original opinion letter and consents, together with three (3) copies of the redlined version of the First Amendment, without exhibits, which are marked to show changes from the original filing. Please be aware that deletions are striked out and inserts are underlined or double underlined. In addition, we now use Word as our primary word processing program and deletions may be reflected on the right side column of a page instead of marked as deleted in the text of the First Amendment.

We will be responding to comments in the order presented.

GENERAL

COMMENT NO. 1. The Company has revised the First Amendment to either clarify or remove reference to the terms of art or marketing claims contained in the Registration Statement. Additionally, the second paragraph on page 11, "the principal factors influencing our business are its professional staff, knowledge of training products, customer relationships, and customer service." has been removed.


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ALBRIGHT & BLUM, P.C.

Securities & Exchange Commission
Attention: John Stickel
October 8, 2007
Page 2


The revisions should be in compliance with the staff's comments.

COMMENT NO. 2.    The  following  statements  have  been  removed  in the  First
Amendment, as indicated.

         o Page 3 "[M]anagement believes that investors and potential businesses to be acquired are more likely to enter into arrangement with a company that has it shares registered with the Commission." (Removed from First Amendment)

         o Page 6 "During the past several years, large and small corporation throughout the world have sought to remain competitive and to prosper in today's information age and knowledge-oriented economy by allocating an increasing amount of resources to the training of their employees. No longer is workforce training restricted to senior managers." (Removed from First Amendment)

         o Page 7 "[M]anagement believes that soft skill training still represents over 50% of the monies spent by U.S. companies in of their employees. Additionally, we believe that the Soft-Skill training market is rapidly expanding mainly as a result of realization by organizations throughout the world that is in order to remain competitive and manage for success, they must continuously invest in the training of their employees." (Removed from First Amendment)

         o Page 8 "As the rate of this change accelerates, organizations find themselves increasingly hampered in their ability to take advantage of the latest information technologies because their information technology professionals lack up-to-date knowledge and skills." (Removed from First Amendment)

         o Page 9 "The market continues to demonstrate to us its willingness to purchase high-end videos." (Removed from First Amendment)

         o Page 11 "[W]e believe that industry trends toward downsizing and outsourcing continue to reduce the size of internal training departments and increase the percentage of training delivered by external providers." Further, "organizations increasingly supplement their internal resources with externally supplied training." (Removed from First Amendment)

         o        Page  11   "Independent   training   providers  are  the  main
                  beneficiaries  of  the  organizational   outsourcing   trend."
                  (Removed from First Amendment)


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ALBRIGHT & BLUM, P.C.

Securities & Exchange Commission
Attention: John Stickel
October 8, 2007
Page 3


         o Page 21 "[H]e authored and published the definitive book on accounting for royalties in the motion picture industry." (Removed from First Amendment)

The revisions should be in compliance with the staff's comments.

COMMENT NO. 3. The article that appeared in Training Magazine's 2006 annual report referencing the information contained in the First Amendment is included as Exhibit 99.1. Although Training Magazine is mainly intended for use by professionals involved in the management and workforce training industry, it is available on newsstands and multiple websites to the general public at a nominal price. Therefore, the Registrant does not believe it requires the consent of any third party for use of the information contained in the Registration Statement.

DESCRIPTION OF BUSINESS, PAGE 4

COMMENT NO. 4. The First Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

WORKFORCE TRAINING VIDEO PRODUCTION, PAGE 4

COMMENT NO. 5. The First Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

DESCRIPTION OF VIDEOS, PAGE 5

COMMENT NO. 6. The First Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

PRODUCTS AND SERVICES, PAGE 8

COMMENT NO. 7. In response to the staff's comment disclosure has been revised and expanded in regard to the use of Registrants limited resources. Additionally, all references to training products other than videos have been removed from the First Amendment. The revisions should be in compliance with the staff's comments.

SALES AND MARKETING, PAGE 9

COMMENT NO. 8. All references to "branding" have been removed from the First Amendment, and language has been added to clarify the estimated amount of


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ALBRIGHT & BLUM, P.C.

Securities & Exchange Commission
Attention: John Stickel
October 8, 2007
Page 4


resources Registrant expect to allocate to other areas of its sales and marketing efforts. Additionally, references to "state of the art" and highest "pulling list" have been removed. Further, language has been added to the First Amendment clarifying the relationship between Advanced Knowledge and the Registrant. The revisions should be in compliance with the staff's comments.

MANAGEMENT'S DISCUSSION AND ANALYSIS OR PLAN OF OPERATION, PAGE 13

COMMENT NO. 9. The MD&A in the First Amendment has been revised and expanded in accordance with SEC Release No. 33-8350, and Item 303 (a)(1)(i) of Regulation SB. Additionally, the MD&A has been revised to reflect only the Registrant's activity, and no longer contains comparisons to prior financial periods when Registrant was a wholly owned subsidiary of Dematco, Inc. The revisions should be in compliance with the staff's comments.

RESULTS OF OPERATION, PAGE 13

COMMENT NO. 10. No longer applicable as Progressive as an individual company does not have prior periods.

ITEM 5. DIRECTORS AND EXECUTIVE OFFICERS, PAGE 19

COMMENT NO. 11. The First Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

ITEM 7. CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS, PAGE 24

COMMENT NO. 12. The First Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

PART F/S

FINANCIAL STATEMENTS OF THE FISCAL YEAR ENDED MAY 31, 2006

COMMENT NO. 13 THROUGH 21. The First Amendment has been revised in accordance with a conversation between the Company's auditor, (Jeff Hass), and staff. to respond to the staff's comments. The revisions should be in compliance with the staff's comments.


                                       Sincerely,

                                       /s/ L. Stephen Albright
                                       ----------------------------
                                       L. Stephen Albright